Commitments and contingencies (Details 1)	Dec. 31, 2020 CNY (¥)
Investment Commitment
Capital commitments and Long-Term Debt Obligations
Investment commitment contracted but not reflected in the balance sheet	¥ 5,865,700,000
Capital commitments
Capital commitments and Long-Term Debt Obligations
Total commitments contracted but not yet reflected	¥ 7,649,562,000